Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	May 17, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($)	Jun. 30, 2016	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) Patents shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Patents Customers Vendor shares	Sep. 30, 2016 USD ($) Customers	Dec. 31, 2016 USD ($) Customers Vendor	Dec. 31, 2015 USD ($) Customers Vendor	Jul. 15, 2014 USD ($)
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Fair market value of warrants			$ 8,064			$ 7,114					$ 7,114
Beneficial conversion feature									$ 554		1,812
Interest expense on convertible debt						3,460
Net loss									(46,811)	$ (17,915)	(26,979)	$ (6,210)
Convertible notes payable,gross						20,286					20,286
Net working capital deficit						(23,134)					(23,134)
Net cash used in operating activities									$ (20,370)	(21,455)	(26,755)	2,403
Proceeds from Issuance of Debt					$ 8,000
Common stock issued | shares									12,335,519
Proceeds from Issuance of IPO									$ 32,580
Exercise of stock warrant									$ 29,263
Warrants to purchase common stock | shares							1,524,573		1,524,573
Warrants maturity period				10 years
Money market accounts						2,156	$ 3,057		$ 3,057		2,156	12,996
Gross media placements							87,756	$ 53,910			75,074	109,919
Allowance for doubtful accounts						0	$ 69		$ 69		0	0
Number of Patents | Patents							87		87
Capitalized patent development costs													$ 1,500
Amortization of deferred debt discounts and issuance costs									$ 3,740	1,271	3,604
Liability for Uncertain Tax Positions, Current						0	$ 0		0		0
Accounts receivable, net						4,834	10,080		10,080		4,834	6,091
Accounts payable, current						12,321	15,840		$ 15,840		12,321	21,192
Preferred Stock, Dividend Rate, Percentage									8.00%
Convertible Notes Payable [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amortization of deferred debt discounts and issuance costs									$ 3,740	$ 1,271	3,603	0
Computer Software, Intangible Asset [Member] | Minimum [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Software development cost useful life									3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Software development cost useful life									5 years
Billed Revenues [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Gross media placements							74,717	46,496			64,923	98,631
Netted Against Billings [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Gross media placements							64,791	$ 40,299			$ 56,519	$ 85,050
Initial Public Offering [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Common stock issued | shares	2,500,000								2,500,000
Common stock price per share | $ / shares	$ 15.00
Proceeds from Issuance of IPO	$ 32,580
Underwriting discounts commissions and offering costs	$ 4,920
Warrants to purchase common stock | shares	809,400	809,400			809,400
Warrants maturity period	5 years	5 years
Percentage of warrant exercise	10.00%	10.00%
Initial Public Offering [Member] | Convertible Notes Payable [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Warrants to purchase common stock | shares	154,311	154,311			154,311
Initial Public Offering [Member] | Maximum [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Warrants to purchase common stock | shares	51,437	51,437			51,437
Accounts Payable [Member] | Supplier Concentration Risk [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Concentration risk vendor | Vendor									3		3	3
Accounts payable, current						5,220	4,268		$ 4,268		$ 5,220	$ 10,019
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number of major customers | Customers									2	2	2	2
Concentration risk percentage									28.00%	30.00%	30.00%	43.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Accounts receivable, net						$ 939	$ 5,392		$ 5,392		$ 939	$ 3,352
Property and Equipment [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Useful lives of property, equipment and improvements									3 years
Leasehold Improvements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Useful lives of property, equipment and improvements									5 years
Useful lives of property, equipment and improvements									5 years or the remaining life of the lease, whichever is shorter
Acacia [Member] | Convertible Notes Payable [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Warrants maturity period			5 years
Acacia [Member] | Initial Public Offering [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Fair market value of warrants	$ 5,790
Warrants to purchase common stock | shares	809,400
Warrants maturity period	5 years
Percentage of warrant exercise	10.00%
Acacia [Member] | Primary Warrant [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Exercise of stock warrant	$ 29,263	$ 29,263
Warrants maturity period									5 years
Other Income (Expense) [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Legal fees											$ 253